Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule Of Financial Assets And Liabilities That are measured at fair value on a recurring basis
Description	Amount at Fair Value	Level 1	Level 2	Level 3
December 31, 2022
Assets
Investments held in Trust Account:
Money Market investments	$253,668,826	$253,668,826	$—	$—
Liabilities
Warrant liability – Public Warrants	$1,000,000	$1,000,000	$—	$—
Warrant liability – Private Placement Warrants	$616,000	$—	$616,000	$—
Derivative liability – forward purchase agreement	$484,000	$—	$—	$484,000
December 31, 2021
Assets
Investments held in Trust Account:
Money Market investments	$250,036,950	$250,036,950	$—	$—
Liabilities
Warrant liability – Public Warrants	$7,375,000	$7,375,000	$—	$—
Warrant liability – Private Placement Warrants	$4,543,000	$—	$—	$4,543,000
Derivative liability – forward purchase agreement	$16,000	$—	$—	$16,000

(1)      The Public Warrants expire 5 years after an initial Business Combination (see Note 7). As such, the full expected term of the Public Warrants used for the valuation was 6.0 years as of August 5, 2021.

(2)      The risk-free rate was based on U.S. Treasury Rates commensurate with the remaining term to Business Combination/expiration of the Public Warrants (see Note 7).

Schedule of Fair Value of Assets and Liabilities Valuation Techniques and Methods
At August 5, 2021 (Initial Measurement)
Stock price	$9.88
Strike price	$11.50
Dividend yield	—%
Term to expected Business Combination (in years)(1)	1.0
Volatility	16.0%
Risk-free rate(2)	0.87%
Fair value of warrants	$0.92
As of December 31, 2021
Stock price	$9.69
Strike price	$11.50
Dividend yield	—%
Term to expected Business Combination (in years)(1)	0.6
Volatility	10.6%
Risk-free rate(2)	0.23%/1.31%
Fair value of warrants	$0.59

(1)      The Private Placement Warrants expire 5 years after an initial Business Combination (see Note 7). As such, the full expected term of the Private Placement Warrants used for the valuation was 5.6 years as of December 31, 2021.

(2)      The risk-free rate was based on U.S. Treasury Rates commensurate with the remaining term to Business Combination/expiration of the Private Placement Warrants (see Note 7).

	As of December 31, 2022	As of December 31, 2021
Stock price	$9.91	$9.69
Strike price	$11.50	$11.50
Dividend yield	—%	—%
Term to expected Business Combination (in years)	0.5	0.6
Volatility	de minimus	10.6%
Risk-free rate(1)	4.70%/3.98%	0.23%/1.31%
Probability of Business Combination	60%	N/A(2)
Fair value of derivative (asset) liability – forward purchase agreement	$0.121	$0.004

(1)      The risk-free rate was based on U.S. Treasury Rates commensurate with the remaining term to Business Combination/expiration of the Private Placement Warrants (see Note 7).

(2)      The Company explicitly incorporated the probability of a Business Combination in its valuation as of December 31, 2022, in addition to the probability implicit in the trade price of the Units, to account for the rising risk-free rates. The Company used only the probability implicit in the trade price of the Units in its valuation as of December 31, 2021.

Summary of Changes in the fair value of the level 3 financial instruments that are measured at fair value on a recurring basis
Initial measurement as of August 5, 2021	$18,144,000
Transfer of Public Warrants to Level 1 measurement	(11,500,000)
Change in fair value	(2,085,000)
Fair value as of December 31, 2021	4,559,000
Transfer of Private Placement to Level 2 measurement	(1,540,000)
Change in fair value	(2,535,000)
Fair value as of December 31, 2022	$484,000